Schedule of Investments
November 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.91%
Arizona–2.22%
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(a)	5.25%	12/15/2038	$ 100	$ 100,026
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(a)	6.00%	07/01/2052	1,000	1,004,300
Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	1,000	763,563
				1,867,889
Arkansas–1.73%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	1,500	1,457,466
California–10.94%
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2021 B-1, RB(c)	4.00%	08/01/2031	1,000	975,725
Series 2023, RB(c)	5.00%	08/01/2029	1,500	1,561,316
California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	1,000	1,009,472
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2049	1,000	939,614
California (State of) Municipal Finance Authority (Sustainability Bonds); Series 2021, RB(a)	4.00%	11/01/2036	1,625	1,467,424
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.); Series 2023, RB(a)(b)	5.00%	07/01/2038	500	521,234
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(a)	5.00%	11/21/2045	1,650	1,664,646
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(a)	5.00%	11/15/2051	1,250	1,075,525
				9,214,956
Colorado–3.33%
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2022, RB	5.25%	11/01/2052	1,500	1,547,891
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2020 A, Ref. RB	4.00%	07/15/2035	1,250	1,255,148
				2,803,039
District of Columbia–4.70%
District of Columbia (Green Bonds); Series 2022 A, RB(b)	5.50%	08/31/2034	2,500	2,860,561
Washington (State of) Metropolitan Area Transit Authority (Sustainability Bonds); Series 2023 A, RB	5.25%	07/15/2053	1,000	1,099,894
				3,960,455
Florida–2.89%
Capital Trust Agency, Inc. (Sustainability Bonds); Series 2021, RB(a)	4.00%	06/15/2051	2,000	1,434,782
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(a)(b)	7.38%	01/01/2049	900	903,930
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(a)	5.75%	07/15/2053	100	91,903
				2,430,615
Georgia–4.92%
Atlanta (City of), GA (Beltline); Series 2016 A, Ref. RB	5.00%	01/01/2026	1,275	1,276,456
Atlanta (City of), GA (Green Bonds); Series 2023, RB(b)	5.25%	07/01/2043	1,000	1,081,633
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle); Series 1995, RB	2.20%	10/01/2032	1,750	1,418,733
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.38%	12/01/2053	250	210,429
Series 2018 A-2, RB(c)	5.50%	12/01/2028	175	158,683
				4,145,934
Illinois–3.71%
Chicago (City of), IL; Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	1,000	1,065,482
Chicago (City of), IL (Chicago Works); Series 2023 A, GO Bonds	5.50%	01/01/2039	1,000	1,065,931
Chicago (City of), IL Park District; Series 2020 D, GO Bonds (INS - BAM)(d)	4.00%	01/01/2038	1,000	988,947
				3,120,360
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–1.19%
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	$1,000	$ 1,005,571
Iowa–0.11%
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	6.00%	10/01/2048	100	90,793
Kentucky–1.11%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 B, RB(a)(b)	4.45%	01/01/2042	1,000	931,635
Louisiana–4.44%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Entergy Louisiana LLC); Series 2021 B, Ref. RB	2.50%	04/01/2036	2,000	1,594,109
New Orleans (City of), LA; Series 2020 B, RB	5.00%	06/01/2045	2,075	2,144,070
				3,738,179
Maryland–2.41%
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(b)	5.25%	06/30/2052	2,000	2,032,241
Massachusetts–1.19%
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds); Series 2015, RB	5.00%	07/01/2044	1,000	1,004,831
Minnesota–9.80%
Anoka (County of), MN Housing & Redevelopment Authority (Woodland Park Apartments); Series 2011 A, RB	5.00%	04/01/2027	1,000	1,001,210
Chisago (City of), MN (CDL Homes LLC); Series 2013 B, RB	6.00%	08/01/2043	1,000	975,140
Cokato (City of), MN (Cokato Charitable Trust); Series 2006 A, Ref. RB	5.25%	12/01/2026	95	90,974
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	6.00%	08/01/2035	2,300	1,586,359
Hayward (City of), MN (St. John’s Lutheran Home of Albert Lea); Series 2014, Ref. RB(e)	5.38%	10/01/2044	500	305,000
International Falls (City of), MN (Boise Cascade Corp.); Series 1999, Ref. RB(b)	6.85%	12/01/2029	115	115,223
Little Canada (City of), MN (PHS/Mayfield LLC); Series 2010, Ref. RB	6.00%	12/01/2030	250	233,092
Maplewood (City of), MN (VOA Care Centers); Series 2005 A, Ref. RB	5.38%	10/01/2024	140	136,771
Minneapolis & St. Paul (Cities of), MN Housing Finance Board; Series 2007 A-2, RB (CEP - GNMA)(b)	5.52%	03/01/2041	5	4,999
Minnesota (State of) Housing Finance Agency; Series 2013 B-1, RB	5.30%	08/01/2044	1,050	1,050,841
St. Paul (City of), MN Housing & Redevelopment Authority; Series 2004, RB	6.25%	03/01/2029	203	181,057
St. Paul (City of), MN Port Authority; Series 2007-1, RB	5.00%	08/01/2036	1,245	1,245,570
Stillwater (City of), MN (Orleans Homes);
Series 2007, RB(b)	5.38%	02/01/2032	900	864,611
Series 2007, RB(b)	5.50%	02/01/2042	510	465,674
				8,256,521
New Hampshire–0.88%
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(b)(c)	3.75%	07/02/2040	1,000	741,632
New Jersey–3.70%
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(a)	6.50%	11/01/2052	100	103,377
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	79	84,676
New Jersey (State of) Economic Development Authority (Portal North Bridge); Series 2022 A, RB	5.00%	11/01/2052	1,000	1,042,614
New Jersey (State of) Educational Facilities Authority (Green Bonds); Series 2020 A, RB	5.00%	07/01/2037	1,790	1,887,969
				3,118,636
New Mexico–1.84%
Farmington (City of), NM (San Juan and Four Corners); Series 2016 B, Ref. RB	2.15%	04/01/2033	2,000	1,553,491
New York–18.45%
Metropolitan Transportation Authority (Green Bonds);
Series 2020 C-1, RB	5.00%	11/15/2050	1,000	1,027,810
Series 2020 C-1, RB	5.25%	11/15/2055	2,000	2,068,203
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY;
Series 2021 F-1, GO Bonds	4.00%	03/01/2047	$1,000	$ 977,373
Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,000	1,102,796
New York (State of) Dormitory Authority; Series 2020 A, RB	4.00%	07/01/2053	1,000	904,555
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2020 A, Ref. RB	4.00%	09/01/2045	1,500	1,309,007
New York (State of) Housing Finance Agency (Sustainability Bonds); Series 2021 D-1, RB	2.65%	11/01/2051	2,965	1,969,646
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB (INS - AGM)(d)	2.75%	11/15/2041	1,000	789,785
Series 2021 A, Ref. RB	2.88%	11/15/2046	1,000	741,504
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2023, RB(b)	6.00%	06/30/2054	3,000	3,188,895
Triborough Bridge & Tunnel Authority; Series 2021 C-3, RB	4.00%	05/15/2051	1,500	1,459,925
				15,539,499
Oregon–2.83%
Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza, Inc.); Series 2021, Ref. RB	4.00%	12/01/2051	2,000	1,303,158
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(b)	5.50%	07/01/2053	1,000	1,079,624
				2,382,782
Pennsylvania–4.31%
Chester (County of), PA Industrial Development Authority (Sustainability Bonds); Series 2021, RB	4.00%	12/01/2051	1,500	1,431,523
Geisinger Authority (Geisinger Health System); Series 2020, Ref. RB	4.00%	04/01/2050	2,415	2,195,565
				3,627,088
Tennessee–0.12%
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(a)	5.13%	06/01/2036	100	100,657
Texas–1.57%
San Antonio (City of), TX; Series 2020, RB	5.00%	02/01/2049	1,260	1,321,563
Washington–7.28%
King (County of), WA; Series 2019 A, Ref. VRD GO Bonds(f)	2.10%	01/01/2046	1,400	1,400,000
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(a)(b)	5.63%	12/01/2040	2,000	1,914,610
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2035	2,745	2,815,557
				6,130,167
Wisconsin–4.24%
Somers (Village of), WI; Series 2018 B, Ref. RB	4.85%	06/01/2036	1,235	1,247,528
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(d)	5.00%	07/01/2058	100	101,267
Wisconsin (State of) Public Finance Authority (Green Bonds); Series 2021, RB(b)	4.00%	09/30/2051	2,540	2,052,286
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(a)	5.00%	06/15/2039	100	92,653
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools); Series 2019 A, RB(a)	5.50%	06/01/2054	100	80,988
				3,574,722
TOTAL INVESTMENTS IN SECURITIES(g)–99.91% (Cost $85,302,261)				84,150,722
OTHER ASSETS LESS LIABILITIES–0.09%				73,287
NET ASSETS–100.00%				$84,224,009
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $12,229,322, which represented 14.52% of the Fund’s Net Assets.
(b)	Security subject to the alternative minimum tax.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2023.
(g)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2023, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Environmental Focus Municipal Fund